Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Registrant Name	dei_EntityRegistrantName	ARISTOTLE FUNDS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001959372
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2023
Prospectus Date	rr_ProspectusDate	Apr. 17, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A